Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C 000033068 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with load*
Average Annual Return, Percent	2514.00%		754.00%	1051.00%
C 000033067 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class D with load*
Average Annual Return, Percent	2580.00%		804.00%	1096.00%
Without Sales Load [Member] | C 000033068 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3286.00%		881.00%	1117.00%
Without Sales Load [Member] | C 000033069 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3186.00%		727.00%	952.00%
Without Sales Load [Member] | C 000033070 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3164.00%		786.00%	1055.00%
Without Sales Load [Member] | C 000033067 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3363.00%		932.00%	1161.00%
Sand P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	1956.00%		1286.00%	1508.00%
Dow Jones Industrial Average Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Industrial Average
Average Annual Return, Percent	2091.00%		1057.00%	1340.00%